PROPERTY, EQUIPMENT AND RIGHT OF USE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
PROPERTY, EQUIPMENT AND RIGHT OF USE ASSETS, NET

NOTE 11 - PROPERTY, EQUIPMENT AND RIGHT OF USE ASSETS, NET:

	Computers and electronic equipment	Machines and manufacturing equipment	Furniture and equipment	Vehicles	ERP system	Leasehold improvements	Right of use asset	Total
Cost:
As of January 1, 2024	$462	$2,152	$362	$868	$206	$394	$1,144	$5,588
Additions	11	100	4	24	-	-	283	422

Translation adjustments	(7)	(24)	-	(3)	7	4	3	(20)
As of December 31, 2024	$466	$2,228	$366	$889	213	$398	$1,430	$5,990

Accumulated depreciation:
As of January 1, 2024	$326	$1,678	$287	$412	$53	$359	$612	$3,727
Additions	50	94	13	92	55	5	417	726
Translation adjustments	(7)	(22)	6	1	8	3	3	(8)
As of December 31, 2024	$369	$1,750	$306	$505	$116	$367	$1,032	$4,445

Net Book Value:
As of December 31, 2024	$97	$478	$60	$384	97	$31	$398	$1,545

	Computers and electronic equipment	Machines and manufacturing equipment	Furniture and equipment	Vehicles	ERP system	Leasehold improvements	Right of use asset	Total
Cost:
As of January 1, 2023	$416	$2,208	$359	$858	219	$403	$1,180	$5,643
Additions	61	4	10	130	-	13	-	218
Disposals	-	-	-	(70)	-	-	-	(70)
Translation adjustments	(15)	(60)	(7)	(50)	(13)	(22)	(36)	(203
As of December 31, 2023	$462	$2,152	$362	$868	$206	$394	$1,144	$5,588

Accumulated depreciation:
As of January 1, 2023	$290	$1,610	$289	$357	$5	$376	$360	$3,287
Additions	48	96	13	91	55	4	258	565)
Disposals	-	-	-	(26)	-	-	-	(26)
Translation adjustments	(12)	(28)	(15)	(10)	(7)	(21)	(6)	(99
As of December 31, 2023	$326	$1,678	$287	$412	$53	$359	$612	$3,727

Net Book Value:
As of December 31, 2023	$136	$474	$75	$456	$153	$35	$532	$1,861

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)